Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022
Assets	$ 1,565,830		$ 1,565,830		$ 1,432,032
Total property and equipment	666,132		666,132		788,050
United States [Member]
Revenues	49,745	$ 0	856,291	$ 16,978
Canada [Member]
Revenues	18,973	$ 0	18,973	$ 19,068
Assets	1,565,830		1,565,830		1,432,032
Total property and equipment	$ 666,132		$ 666,132		$ 788,050